Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Amortization of Intangible Assets [Abstract]
For the year ending June 30, 2025	¥ 1,041,609
For the year ending June 30, 2026	540,134
For the year ending June 30, 2027	540,134
For the year ending June 30, 2028	312,995
For the year ending June 30, 2029	146,174
Total	¥ 2,581,046	$ 355,164	¥ 2,183,677